Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Sep. 25, 2015
Registrant Name	dei_EntityRegistrantName	BPV Family of Funds
CIK	dei_EntityCentralIndexKey	0001526407
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Sep. 25, 2015
Effective Date	dei_DocumentEffectiveDate	Sep. 25, 2015
Prospectus Date	rr_ProspectusDate	Sep. 25, 2015
BPV Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Summary of the BPV Large Cap Value Fund
Investment objective	rr_ObjectivePrimaryTextBlock

Investment Objective. The investment objective of the BPV Large Cap Value Fund (Institutional Shares Ticker: BPVAX; Class A Shares Ticker: BPAAX; Class C Shares Ticker: BPCAX) (the “Fund”) is to seek long-term capital appreciation.

Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 30, 2016
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	77.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table may not orrelate to the expense ratio in the Financial Highlights in this prospectus, because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
Example, heading	rr_ExpenseExampleHeading	Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until September 30, 2016. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy of the Fund.
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies. For purposes of the Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Value Index (between $0.30 billion and $785.5 billion as of May 31, 2015) at the time of purchase. The market capitalization range and the composition of the Russell 1000 Value Index are subject to change.

The Fund seeks to outperform the Russell 1000 Value Index. To do so, the Fund's sub-adviser, AJO, LP (the “Sub-Adviser”, and collectively, with the Adviser, the “Advisers”), uses the Sub-Adviser’s quantitative process to construct a diversified investment portfolio. The underlying process relies on broad categories of attractiveness (e.g., value, management, momentum and sentiment), and considers industry data, fundamental characteristics and various statistical measures of risk, as well as transaction costs.

Risk, Narrative	rr_RiskNarrativeTextBlock

Principal Risks of Investing in the Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

• Quantitative Model Risk. The share price of the Fund changes daily based on the performance of the securities in which the Fund invests, the selection of which is determined primarily by a quantitative model. The ability of the Fund to meet its investment objective is directly related to the ability of the quantitative model to measure accurately value indicators or other factors and appropriately react to current and developing market trends. There can be no assurance that the use of the quantitative model will enable the Fund to achieve positive returns or outperform the market, and if the quantitative model fails to accurately evaluate market risk or appropriately react to current and developing market conditions, the Fund’s share price may be adversely affected.

• Market Risk. Securities prices can be volatile, and the value of securities in the Fund’s portfolio may decline due to fluctuations in the securities markets generally.

• Equity Securities Risk. The prices of equity securities will fluctuate – sometimes dramatically – over time, and the Fund could lose a substantial part, or even all, of its investment in a particular issue.

• Undervalued Stocks Risk. Undervalued stocks include stocks that the Sub-Adviser believes are undervalued and/or are temporarily out of favor in the market. If these stocks are not undervalued, or they continue to be out of favor in the marketplace, then the Fund may suffer losses.

• New Fund Risk. The Fund was formed in 2014, and while the investment strategy of the Fund is similar to the other registered investment companies sub-advised by the Sub-Adviser, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Performance. The Fund is new and does not have a performance history for a full calendar year to report. When the Fund has completed a full calendar year of operations, this section will include information that an investor would find useful in evaluating the risks of investing in the Fund, such as information that shows the Fund’s performance from year to year and how the Fund’s average annual returns for certain periods compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting the Fund’s website at www.bpvfunds.com or by calling the Fund at 855-784-2399.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	When the Fund has completed a full calendar year of operations, this section will include information that an investor would find useful in evaluating the risks of investing in the Fund, such as information that shows the Fund’s performance from year to year and how the Fund’s average annual returns for certain periods compare with those of a broad-based securities market index.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new and does not have a performance history for a full calendar year to report.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	855-784-2399
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.bpvfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
BPV Large Cap Value Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPVAX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.88%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.84%	[2]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 86
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	424
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	786
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,805
BPV Large Cap Value Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPAAX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%	[3]
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3],[4]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.98%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.83%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.09%	[2]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 606
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	996
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,412
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,567
BPV Large Cap Value Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPCAX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.66%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.35%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.51%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.84%	[2]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 187
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	890
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,616
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 3,538

[1]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (the "Acquired Funds"). The operating expenses in this fee table may not orrelate to the expense ratio in the Financial Highlights in this prospectus, because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
[2]	BPV Capital Management, LLC (the "Adviser") has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, 12b-1 fees, if any, and extraordinary expenses) to not more than 0.80%. Subject to approval by the Fund's Board, any waiver or fee reduction under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the fiscal year in which such waiver or reduction occurred, if the Fund is able to make the payment without exceeding the 0.80% expense limitation. The current contractual agreement cannot be termiated prior to September 30, 2016 without the Board of Trustees' approval.
[3]	The Maximum Sales Charge and Maximum Deferred Sales Charge will be waived for accounts that invested in Class A Shares (formerly known as Advisor Class Shares) prior to September 25, 2015 (the date of the change in the share class' name and the institution of a sales charge on such share class), including for any subsequent investments in Class A Shares by such investors.
[4]	In the case of investments at or above the $500,000 breakpoint (where you do not pay an initial sales charge), a contingent deferred sales charge ("CDSC") of up to 1.00% may be asessed on shares redeemed within 12 months of purchase. A CDSC will not be assessed if the Adviser has not paid any broker dealer a sales commission with respect to your investment or if the Adviser has otherwise agreed with your broker dealer that the CDSC will not be assessed.
[5]	A 1.00% CDSC will be assessed on shares redeemed within 12 months of purchase.